Recoverable taxes (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Recoverable taxes [Abstract]
Valued Added Tax	$ 534,760	$ 781,082
Income Tax	494,603	185,243
Other	445	445
Total recoverable taxes	$ 1,029,808	$ 966,770